Mosaic Equity Trust
Management's Discussion of Fund Performance
May 15, 1997

Dear Shareholder:

The U.S. stock market continued to set new highs over the past 12 months, although a "two-tiered" market developed as the year progressed. The largest companies produced exceptional results, while medium and small companies had mediocre results at best. The S&P 500 (a larger company stock index) showed a total return of 19.8% for the year ended 3/31/97, while the Russell 2000 (a smaller company stock index) had a more modest return of just 5.2%.
Further, for the calendar year 1996, the S&P 500 produced a total return of 20.3%, but if you exclude the 100 largest companies in that index, the return was just 5.4%.

A robust economy, which led to record corporate profitability, coupled with low inflation and stable interest rates, were the positive ingredients the market needed to continue to rally. Still, investors fretted that the exceptional earnings trend would soon come to an end and gravitated towards the stocks of companies that were perceived to be able to deliver consistently growing earnings. The companies that investors had the most confidence in tended to be the largest and most liquid companies in the market. As such, the two-tiered market noted above developed.

The Investors Fund (known as Select Growth Portfolio prior to May 12, 1997) continued to produce solid returns, achieving a total return of 9.5% for the year ended 3/31/97. Those investment results placed the fund in the top 35% of all equity mutual funds as compiled by Morningstar, Inc. Results were dragged down somewhat by the mix of smaller and medium sized companies in the portfolio. Although well diversified across economic sectors, an emphasis on financial and consumer companies contributed the most to investment results. We have emphasized these sectors, as well as health care and technology, because they include companies with strong fundamental characteristics. These characteristics include, high operating margins and return on equity, strong earnings growth and high quality balance sheets, with relatively low stock market valuations. The combination of these attributes is a recipe for continued, long-term success.

The Equity Income Fund returned 13.9% for the twelve-month period. These results placed the fund in the top 21% of all equity mutual funds as compiled by Morningstar, Inc. Investment returns were positively influenced by an emphasis on larger, income producing stocks and the defensive holdings within the portfolio, such as energy and consumer stocks. In early 1997, we strategically took profits in selected stocks and reinvested the proceeds in bonds to enhance the income component of the portfolio as well as to reduce the overall risk of the portfolio. Some examples of stocks that were added during this period include, Abbott Laboratories, American Express, Compaq Computer, MGIC Investment, and McDonalds.

As discussed above, those portfolios that invest in smaller companies have had a relatively difficult twelve month period. The Mid-Cap Growth Fund (known as the Special
Growth Portfolio prior to May 12, 1997) was no exception, showing a loss of 5.6%. Fund results were negatively influenced from investing in stocks of a number of exceptionally small companies. However, for the past several months we have worked to gradually restructure the portfolio to invest in those smaller companies generally considered to be in the "mid-cap" range to provide more stability. In the past, we emphasized extremely small companies which added to the volatility of the investment results. While we are still looking for companies exhibiting rapid earnings growth, we now emphasize medium-sized smaller companies in the portfolio, along with a limited number of select small companies. Recent purchases for the portfolio include Denstply International Inc., Express Scripts Inc., Fiserv Inc., and United Asset
Management.

We are pleased with the progress that has been made to implement strategies that will continue to serve you well.
We thank you for your continued confidence in Mosaic Funds.


Sincerely,

(signature)

Jay R. Sekelsky, CFA
Vice President

Comparison of Changes in the Value of a $10,000 Investment

Depicted herein are graphic representations of the performance of the Trust's portfolos, the S&P 500 and the Value Line Geometric
Index.  The results, in tabular format are as follows:

          S&P      Value Line        Mid-Cap      Investors  Equity
          500      Geometric Index   Growth Fund  Fund       Income Fund
3/31/87  $10,000   10,000            10,000       10,000     10,000
3/31/88    9,157    8,500            10,247        9,319      9,463
3/31/89   10,817    9,044            11,584       10,558     10,534
3/31/90   12,903    8,974            12,936       11,875     12,366
3/31/91   14,727    8,741            13,552       13,615     13,180
3/31/92   16,353    9,467            14,625       14,334     13,805
3/31/93   18,844   10,304            15,488       15,545     16,028
3/31/94   19,117   10,482            17,280       15,226     15,855
3/31/95   22,093   10,746            17,672       15,919     16,813
3/31/96   29,185   12,694            21,422       20,954     21,447
3/31/97   34,973   13,645            20,225       22,955     24,423

Average Annual Total Returns:
Mid-Cap Growth Fund: 1 year - (5.59%), 5 years - 6.70%, 10 years - 7.30% Investors Fund: 1 year - 9.55%, 5 years - 9.88%, 10 years - 8.66%
Equity Income Fund: 1 year - 13.88%, 5 years - 12.09%, 10 years - 9.34%

Past performance is not predictive of future performance.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders, Mid-Cap Growth Fund (formerly known as Special Growth Portfolio), Investors Fund (formerly known as Select Growth Portfolio) and Equity Income Fund, Mosaic Equity Trust (formerly known as GIT Equity Trust):

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mosaic Equity Trust (comprised of the Mid-Cap Growth, Investors and Equity Income Funds) as of March 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Mosaic Equity Trust at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Ernst & Young LLP

(signature)

Washington, DC
May 2, 1997

Mid-Cap Growth Fund
Portfolio of Investments - March 31, 1997

                                                       Number of
Company                  Description                   Shares     Value

COMMON STOCKS AND EQUIVALENTS:  92.4% of Net Assets

COMPUTERS - SOFTWARE AND SERVICES:  17.5%
*CFI Proservices, Inc. Supplies compliance software 18,050 $300,081 *Cabletron Systems, Inc. Develops and manufactures
                         LAN products                  16,700     488,475
*EMC Corporation         Develops and markets information
                         storage and retrieval products 8,625     306,187
*Fiserv, Inc.            Provides data processing and
                         management systems            12,350     456,950
Jack Henry & Associates  Develop and install integrated
                         computer systems               5,000     110,625
*IKOS Systems, Inc.      Supplies high-performance, mixed-
                         level hardware and software   15,000     255,000

COSMETICS:  3.1%
Alberto Culver Company,
   A Shares              Manufactures personal care
                         products                      15,500     344,875

ELECTRONICS - GENERAL:  2.2%
*IFR Systems, Inc.       Manufactures communications
                         test equipment                15,550     237,138

ELECTRONICS - SEMICONDUCTORS:  2.0%
*Atmel Corporation       Designs, manufactures, markets
                         memory and logic circuits      9,000     215,437

FINANCIAL SERVICES:  13.9%
Advanta Corporation      Originates credit card and
                         mortgages                     10,000     269,375
Equifax, Inc.            Helps businesses grant credit,
                         control health cost, etc.     15,800     430,550
Green Tree Financial
   Corporation           Provides diversified financial
                         services                      10,700     361,125
*Leasing Solutions, Inc. Leases information equipment 8,200 153,750 United Asset Management
   Corporation           Owns institutional investment
                         management firms              12,100     310,063

HOMEBUILDING:  2.3%
Clayton Homes, Inc.      Builds, retails, finances and
                         manages manufactured housing  20,050     255,638

HOTELS/MOTELS: 3.7%
La Quinta Inns, Inc.     Owns, operates and manages
                         200 motels                    20,000     410,000

INSURANCE:  11.1%
Allied Group, Inc.       Underwrites property and
                         casualty insurance             8,550     294,975
CapMAC Holdings Inc.     Provides financial guaranty
                         insurance                      9,200     244,950
Frontier Insurance Group,
   Inc.                  Underwrites property and
                         casualty insurance             7,600     330,600
MGIC Investment
   Corporation           Provides private mortgage
                         insurance coverage             5,000     353,750

MANUFACTURING:  2.5%
Unitog Company           Manufactures, sells and rents
                         uniforms                      13,100     273,462

MEDICAL SUPPLIES AND SERVICES:  15.7%
Dentsply International,
   Inc.                  Designs, manufactures and markets
                         x-ray systems                  8,750     439,141
*Express Scripts, Inc.   Provides pharmacy benefit
                         management                    11,100     389,194
*HealthCare Compare
   Corporation           Provides cost management
                         services                       9,400     383,050
*Sybron International
   Corporation           Manufactures laboratory and
                         dental suplies                10,300     285,825
*Watson Pharmaceutical,
   Inc.                  Produces and sells medications 6,400     228,000

RETAIL-SPECIALTY: 15.8%
Intimate Brand, Inc.     Retails intimate apparel and
                         personal care products        24,350     459,606
Callaway Golf Company    Designs, develops, manufactures
                         and markets golf clubs        12,750     364,969
*Officemax, Inc.         Retails office products       36,150     469,950
Pep Boys-Manny,Moe&Jack  Retails auto parts and
                         accessories                   14,750     442,500

WHOLESALE FOOD DISTRUBUTOR: 2.4%
Richfood Holdings, Inc.  Provides a variety of food and
                         nonfood items                 14,100     264,375

TOTAL COMMON STOCKS (Cost $10,247,089)                         10,129,616

REPURCHASE AGREEMENT:  4.0% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued
3/31/97 at 6.25%, due 4/1/97, collateralized by $448,060 in United
States Treasury Notes due 7/31/97.  Total proceeds at maturity
are $435,076. (Cost $435,000)                                     435,000

TOTAL INVESTMENTS (Cost $10,682,089)+                         $10,564,616

See the Notes to Portfolios of Investments.

Investors Fund
Portfolio of Investments - March 31, 1997

                                    Number
                                    of
                                    Shares    Value

COMMON STOCKS:  87.6% of Net Assets
BANKING AND FINANCIAL SERVICES:  18.0%
American Express Company            4,600    $275,425
Federal Home Loan Mortgage
  Corporation                      10,000     272,500
Green Tree Financial Corporation    8,400     283,500
MGIC Investment Corporation         2,975     210,481
Norwest Corporation                 6,000     277,500

CAPITAL GOODS: 6.5%
General Electric Company            2,000     198,500
Pitney Bowes, Inc.                  4,800     282,000

CHEMICALS: 3.4%
Morton International, Inc.          6,000     253,500

COMPUTERS - HARDWARE AND PERIPHERALS: 15.1%
*Cabletron Systems, Inc.            9,300     272,025
*Cisco Systems, Inc.                3,000     144,563
*Compaq Computer Corporation        3,000     229,875
Hewlett-Packard Company             5,000     266,250
*Seagate Technology, Inc.           4,400     197,450

COMPUTERS - SOFTWARE AND SERVICES: 2.4%
Computer Associates
   International, Inc.              4,550     176,881

CONSUMER PRODUCTS: 3.1%
Kimberly-Clark Corporation          2,350     233,531

ELECTRONICS - GENERAL: 3.6%
Eastman Kodak Company               3,450     261,769

ELECTRONICS - SEMICONDUCTORS: 2.5%
Intel Corporation                   1,300     180,781

FOOD PROCESSING: 5.8%
Conagra, Inc.                       3,525     191,231
Dole Food Company                   6,150     232,163

HOUSING AND CONSTRUCTION: 0.00008%
Clayton Homes, Inc.                     1      $    6

MEDICAL SUPPLIES AND SERVICES: 8.0%
Abbot Laboratories                  5,900     331,138
Columbia/HCA Healthcare
   Corporation                      7,650     257,231

PHARMACEUTICALS: 3.4%
Schering-Plough Corporation         3,450     250,988

RESTAURANTS: 3.8%
McDonald's Corporation              5,850     276,412

RETAIL-DEPARTMENT STORES: 3.5%
Wal-Mart Stores, Inc.               9,100     253,663

RETAIL-SPECIAL LINES: 3.6%
Pep Boys - Manny, Moe & Jack        8,700     261,000

TELECOMMUNICATIONS: 4.9%
Bell Atlantic Corporation           3,800     231,325
*Telecommunications, Inc.          10,650     127,800

TOTAL COMMON STOCKS (Cost $5,688,493)       6,429,488

REPURCHASE AGREEMENT:  12.5% of Net Assets

With Donaldson, Lufkin & Jenrette Securities
Corporation issued 3/31/97 at 6.25%, due 4/1/97,
collateralized by $945,562 in United States Treasury
Notes due 7/31/97.  Total proceeds at maturity are
$918,159. (Cost $918,000)                     918,000

TOTAL INVESTMENTS
(Cost $6,606,493)+                        $ 7,347,488

See the Notes to Portfolios of Investments.

Equity Income Fund
Portfolio of Investments - March 31, 1997

                                 Number
                                  of
                                 Shares     Value

COMMON STOCKS AND EQUIVALENTS: 79.7% of Net Assets

BANKING AND FINANCIAL SERVICES:  9.0%
American Express Company         1,850     $ 110,769
Federal Home Loan Mortgage
   Corporation                   3,950       107,638
Green Tree Financial Corporation   800        27,000
MGIC Investment Corporation      1,175        83,131
Norwest Corporation              2,600       120,250

CAPITAL GOODS: 2.3%
Pitney-Bowes, Inc.               1,950       114,562

CHEMICALS:  2.6%
Morton International, Inc.       3,000       126,750

COMPUTERS-HARDWARE AND PERIPHERALS: 9.8%
*Cabletron System, Inc.          4,150       121,388
*Compaq Computer Corporation     1,300        99,612
Hewlett-Packard Company          1,900       101,175
Intel Corporation                  600        83,438
*Seagate Technology, Inc.        1,750        78,531

COMPUTERS-SOFTWARE AND SERVICES: 1.5%
Computer Associates
   International, Inc.           1,950        75,806

ELECTRONICS-GENERAL: 2.1%
Eastman Kodak Company            1,350       102,431

FOOD PROCESSING:  3.5%
Conagra, Inc.                    1,400        75,950
Dole Food Company                2,650       100,038

FOREST AND PAPER:  2.0%
Kimberly-Clark Corporation         975        96,891

MEDICAL SERVICES:  2.2%
Columbia/HCA Healthcare
   Corporation                   3,250       109,281

NATURAL GAS: 8.5%
Northwest Natural Gas Company    5,250       128,297
Washington Gas Light Company     4,000        90,000
Williams Companies, Inc.         4,569       203,320

PETROLEUM:  9.8%
Amoco Corporation                2,000       173,250
Chevron Corporation              2,000       139,250
Royal Dutch Petroleum Company    1,000       175,000

PHARMACEUTICALS: 7.5%
Abbot Laboratories               2,550       143,119
Pfizer, Inc.                     1,400       117,775
Schering-Plough Corporation      1,500       109,125

REAL ESTATE:  3.1%
Post Properties, Inc.            1,500        57,188
Sun Communities, Inc.            3,000        96,000

RESTAURANT: 2.4%
McDonald's Corporation           2,550       120,488

RETAIL-DEPARTMENT STORES:  2.0%
Wal-Mart Stores, Inc.            3,600       100,350

RETAIL-SPECIAL LINES: 2.3%
Pep Boys-Manny, Moe & Jack       3,800       114,000

TELECOMMUNICATION:  9.1%
Bell Atlantic Corporation        1,650       100,444
Pacific Telesis Group            2,000        75,500
SBC Communications, Inc.         2,500       131,562
Sprint Corporation               2,000        91,000
Tele-Communications, Inc.        4,500        54,000

TOTAL COMMON STOCKS AND EQUIVALENTS
(Cost $3,134,990)                          3,954,309

DEBT INSTRUMENTS: 12.4%
Disney Global Bond, 6.75%, 3/30/06 75,000     71,821
Ford Motor Credit Corporation,
   7.75%, 3/15/05               75,000        76,061
International Leasing Finance
   Corporation 8.375%, 12/15/04 75,000        78,034
Kohl's Corporation, 6.7%, 2/1/06 55,000       51,712
Merrill Lynch, 7.375%, 5/15/06  50,000        49,647
Morgan Stanley Group, Inc.,
   6.875%, 3/1/07               75,000        71,596
Seagate Technology, Inc.,
   7.37%, 3/1/07                75,000        73,241
U.S. Treasury Note, 5.625%,
   2/28/01                     150,000       144,445

TOTAL DEBT INSTRUMENTS (Cost $633,178)       616,557

REPURCHASE AGREEMENT:  7.5% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 3/31/97 at 6.25%, due 4/1/97, collateralized by $383,169 in United States
Treasury Notes due 7/31/97.  Proceeds at maturity are $372,064.
(Cost $372,000)                              372,000

TOTAL INVESTMENTS
(Cost $4,140,168)+                        $4,942,866

See the Notes to Portfolios of Investments.

Notes to Portfolios of Investments:

	*	Non-income producing
	+	Aggregate cost for federal income tax purposes and net
		unrealized appreciation of investments as follows:


                                 Mid-Cap                  Equity
                                 Growth        Investors  Income
                                 Fund          Fund       Fund
Aggregate cost                   $10,682,089 $6,606,493  $4,140,168
Gross unrealized appreciation        713,893    921,104     912,298
Gross unrealized depreciation       (831,366)  (180,109)   (109,600)
Net unrealized appreciation
     (depreciation)              $  (117,473)$  740,995  $  802,698

Statements of Assets and Liabilities
March 31, 1997


                                 Mid-Cap                  Equity
                                 Growth        Investors  Income
                                 Fund          Fund       Fund
ASSETS
Investments, at cost            $10,682,089   $6,606,493 $4,140,168
Investments, at value (Notes 1 and 2)
Investment securities           $10,129,616   $6,429,488 $4,570,866
Repurchase agreement                435,000      918,000    372,000
Total investments                10,564,616    7,347,488  4,942,866
Cash                                    428          922      1,042
Receivables
Investment securities sold          416,360         --         --
Capital shares sold                     --          --        4,103
Dividends and interest                4,512        5,218     11,767
Other assets                             70           11         27
Total assets                     10,985,986    7,353,639  4,959,805

LIABILITIES
Payables
Dividends                                3          --            1
Capital shares redeemed             21,369        14,325       --
Other liabilities                      128            12         22
Total liabilities                   21,500        14,337         23
NET ASSETS (Note 5)            $10,964,486    $7,339,302 $4,959,782
CAPITAL SHARES OUTSTANDING       1,109,518       353,973    258,674
NET ASSET VALUE PER SHARE           $9.882       $20.734    $19.174

The Notes to Financial Statements are an integral part of these statements.

Statements of Operations
For the Year Ended March 31, 1997


                                 Mid-Cap                  Equity
                                 Growth        Investors  Income
                                 Fund          Fund       Fund

INVESTMENT INCOME (Note 1)
Interest Income                $ 103,594     $   28,765  $  24,604
Dividend Income (Net of foreign tax
  of $0, $0, $1,845, respectively)123,284        73,514    139,283
Total investment income           226,878       102,279    163,887
EXPENSES (Notes 3 and 4)
Investment advisory fee           113,760        56,837     35,591
Transfer agent and administrative
  expenses                         96,652        42,074     24,462
Auditing fees                       9,753         2,817      1,768
Trustees' fees                      3,000         3,000      3,000
Custodian fees                      4,915         2,292      1,393
Securities registration and
  blue sky expenses                 9,808         8,683      8,674
Printing costs                      3,788         2,110      1,155
Fidelity bond                       1,920           826        490
Legal fees                          1,618           770        471
Custodian fees paid indirectly       (533)         (278)      (178)
Total expenses                    244,681       119,131     76,826
NET INVESTMENT INCOME (LOSS)      (17,803)      (16,852)    87,061
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments4,734,760     1,559,639  1,097,111
Net unrealized depreciation of
  investments                  (5,199,869)     (854,587)  (572,613)
NET GAIN (LOSS) ON INVESTMENTS   (465,109)      705,052    524,498
TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS               $  (482,912)   $  688,200 $  611,559

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets
For the Year Ended March 31, 1997

                                 Mid-Cap Growth Fund Investors Fund     Equity Income Fund
                                 1997        1996     1997       1996    1997       1996

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS
Net investment income (loss)     $(17,803)  163,647  $ (16,852) $(15,167) $ 87,061 $85,280
Net realized gain on investments4,734,760 7,936,809  1,559,639   370,742 1,097,111  26,354
Net unrealized appreciation
(depreciation) of investments  (5,199,869)(2,310,916) (854,587)1,182,208  (572,613)851,075
Total increase (decrease) in net assets
resulting from operations        (482,912) 5,789,540   688,200 1,537,783   611,559 962,709

DISTRIBUTIONS TO
SHAREHOLDERS

From net investment income        (15,133)  (148,514)       --        --  (88,595)(66,947)
From net capital gains         (9,039,372)(1,629,234)(1,091,662)      -- (552,832)	   --
Total distributions            (9,054,505)(1,777,748)(1,091,662)      -- (641,427)(66,947)

CAPITAL SHARE
TRANSACTIONS (Note 7)           3,410,899(18,510,504)   354,098 1,102,287 550,134 131,245

TOTAL INCREASE (DECREASE)
IN NET ASSETS                 (6,126,518)(14,498,712)   (49,364)2,640,070 520,266 1,027,007

NET ASSETS
Beginning of year              17,091,004 31,589,716  7,388,666 4,748,596 4,439,516 3,412,509
End of year                   $10,964,486 17,091,004  7,339,302 7,388,666 4,959,782 4,439,516

UNDISTRIBUTED NET
INVESTMENT INCOME
INCLUDED IN NET
ASSETS AT THE END OF
YEAR (Note 5)                        --      15,132          --        --   16,932  18,466


The Notes to Financial Statements are an integral part of these statements.

Financial Highlights
Selected data for a share outstanding throughout each period:

Special Growth Portfolio

                            Year ended March 31,
              1997*  1996   1995   1994   1993
Net asset
value
beginning
of period    $20.488 18.092 21.110 19.970 19.099

Net
investment
income       $(0.016) 0.133  0.152  0.171  0.092

Net
realized &
unrealized
gains
(losses) on
securities   $(0.469) 3.621  0.190  2.125  1.031

Total from
investment
operations   $(0.485) 3.754  0.342  2.296  1.123

Distributions
from net
investment
income       $(0.018)(0.115)(0.152)(0.170)(0.121)

Distributions
from capital
gains       $(10.103)(1.243)(3.208)(0.986)(0.131)

Total
Distributions(10.121)(1.358)(3.360)(1.156)(0.252)

Net asset
value end
of period    $ 9.882 20.488 18.092 21.110 19.970

Total
Return       (5.59)% 21.22%  2.27% 11.57%  2.47%

Net assets
at end of
period
(thousands)  $10,964 17,091 31,590 34,931 38,911

Ratio of
expenses to
average net
assets1        1.61%  1.41%  1.30%  1.45%  1.35%

Net
investment
income to
average
net assets    (0.12)% 0.56%  0.76%  0.75%  0.44%

Portfolio
turnover       127%     21%     4%     7%    13%

Average
commission
rate paid3     $0.0729

Investors Fund

                            Year ended March 31,
              1997*  1996   1995   1994   1993

Net asset
value
beginning
of period    $21.990 16.706 17.706 18.486 19.670

Net
investment
income       $(0.048)(0.045)(0.032)(0.053) 0.137

Net
realized &
unrealized
gains
(losses) on
securities    $2.032  5.329  0.741 (0.318) 1.410

Total from
investment
operations    $1.984  5.284  0.709 (0.371) 1.547

Distributions
from net
investment
income       $  --     --     --   (0.007)(0.175)

Distributions
from capital
gains        $(3.240)  --   (1.709)(0.402)(2.556)

Total
Distributions$(3.240)  --   (1.709)(0.409)(2.731)

Net asset
value end
of period    $20.734 21.990 16.706 17.706 18.486

Total
Return         9.55% 31.63%  4.55% (2.05)% 8.45%

Net assets
at end of
period
(thousands)   $7,339  7,389  4,749  4,760  5,742

Ratio of
expenses to
average net
assets1        1.57%  1.79%  1.90%  2.02%  2.00%

Net
investment
income to
average
net assets   (0.22)%(0.26)%(0.19)%(0.27)% 0.70%

Portfolio
turnover       124%    56%    82%    48%   125%

Average
commission
rate paid3      $0.0785

Equity Income Fund

                            Year ended March 31,
              1997*  1996   1995   1994   1993

Net asset
value
beginning
of period    $19.330 15.411 15.809 16.814 15.117

Net
investment
income        $0.366  0.373  0.504  0.382  0.416

Net
realized &
unrealized
gains
(losses) on
securities    $2.222  3.839  0.364 (0.543) 1.961

Total from
investment
operations    $2.588  4.212  0.868 (0.161) 2.377

Distributions
from net
investment
income       $(0.381)(0.293)(0.504)(0.352)(0.449)

Distributions
from capital
gains        $(2.363)  --   (0.762)(0.492)(0.231)

Total
Distributions$(2.744)(0.293)(1.266)(0.844)(0.680)
Net asset
value end
of period    $19.174 19.330 15.411 15.809 16.814

Total
Return        13.88% 27.56%  6.04% (1.08)%16.11%

Net assets
at end of
period
(thousands)   $4,960  4,440  3,413  3,625  3,315

Ratio of
expenses to
average net
assets         1.62%  1.92%  2.07%  2.17%  2.19%

Net
investment
income to
average
net assets1    1.83%  2.13%  2.53%  2.27%  2.58%

Portfolio
turnover        90%      7%    29%    34%    55%

Average
commission
rate paid3     $0.0808

1 For the year ended March 31, 1996 and thereafter, ratio reflects fees paid indirectly (Note 3).
* Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp. (See Note 3).
3 Required disclosure for fiscal years beginning after September 1, 1995, pursuant to SEC regulations.

The Notes to Financial Statements are an integral part of these statements.

Mosaic Equity Trust
Notes to Financial Statements
March 31, 1997

1. Summary of Significant Accounting Policies. Mosaic Equity Trust (the "Trust"), formerly known as GIT Equity Trust, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust offers shares in four separate portfolios which invest in differing securities. The Mid-Cap Growth Fund, formerly known as the Special Growth Portfolio, is invested primarily in smaller "mid-cap" companies that may offer rapid growth potential. The Investors Fund, formerly known as the Select Growth Portfolio, is invested primarily in established companies that may be undervalued or may offer good management and significant growth potential. The Equity Income Fund is invested primarily in relatively stable, high-yielding securities. The Worldwide Growth Fund invests primarily in foreign equity securities emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Worldwide Growth Fund issues separate semi-annual and annual financial reports to shareholders.

Effective April 1, 1997, the Board of Trustees of the Trust approved and entered into plans for the mergers of Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc., with the Investors Fund and Equity Income Fund, respectively. Under the terms of the plans, the Investors Fund and Equity Income Fund would acquire all the assets and liabilities of Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc., respectively. The Trustees determined the plans would be in the best interests of the shareholders of the Investors and Equity Income Funds and that such shareholders' interest in the respective funds will not be diluted. Subject to the approval of the plans by the shareholders of Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc., the mergers are expected to occur prior to the end of June 1997.

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price, if available, and if not available such securities are valued at the mean between their bid and asked prices. Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date.

Dividends: Substantially all of the Trust's accumulated net investment income, if any, determined as gross investment income less accrued expenses, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year ends. The Trust intends to declare and pay regular Equity Income Fund dividends quarterly. Capital gains distributions, if any, are declared and paid twice annually at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3.  Investment Advisory Fees and Other Transactions with Affiliates.
The Investment Advisor to the Trust, Bankers Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 0.75% per annum of the average net assets of each of the Mid-Cap Growth, Investors and Equity Income Funds; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the year ended March 31, 1997, outside trustee fees were $3,000 for each fund.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all operational support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor. Common expenses incurred by the Trust, Mosaic Tax-Free Trust, Mosaic Government Money Market Trust and Mosaic Income Trust ("the Trusts") are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trusts. For the year ended March 31, 1997, operating expenses of $130,921 for the Mid-Cap Growth Fund, $62,294 for the Investors Fund and $41,235 for the Equity Income Fund have been reimbursed to the Advisor under the Services Agreement. Included in these amounts are expenses incurred by the Trust prior to March 31, 1996 then reimbursed to BFIMC, the previous advisor, between March 31, 1996 and July 31, 1996. As of July 31, 1996, the Advisor has discontinued the practice of billing expenses incurred in prior years. To the extent the Trust had incurred expenses for which BFIMC was not reimbursed as of July 31, 1996, such expenses from prior years will not be billed to the Trust by the Advisor.

Fees are reduced under an expense offset arrangement with the Trust's Custodian. The amount of the expense offset for the year ended March 31, 1997 was $533 for the Mid-Cap Growth Fund, $278 for the Investors Fund and $178 for the Equity Income Fund.

5.  Net Assets. At March 31, 1997, net assets included the following:

                            Mid-Cap Growth    Investors   Equity Income
                            Fund              Fund        Fund

Net paid in capital on
 shares of beneficial
 interest                  $9,079,000         $5,770,566  $3,622,170
Undistributed net
 investment income             --                --           16,932
Accumulated net realized
 gains                      2,002,959            827,741     517,982
Net unrealized appreciation
 (depreciation) of
 investments                 (117,473)           740,995     802,698

Total net assets          $10,964,486         $7,339,302  $4,959,782

The Mid-Cap Growth Fund and Investors Fund reclassified $17,803 and $16,852, respectively, from "accumulated net investment losses" to "paid in capital" as a result of permanent book and tax basis differences. This reclassification had no impact on net asset value.

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the year ended March 31, 1997, were as follows:

                            Mid-Cap Growth    Investors   Equity Income
                            Fund              Fund        Fund

Purchases                   $16,970,322       $8,733,379  $3,925,949
Sales                        22,981,922        9,903,412   4,050,429

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the years ended March 31 were as follows:

                   Mid-Cap Growth           Investors             Equity Income
                   Fund                     Fund                  Fund
                   1997         1996        1997      1996        1997     1996
In Dollars
Shares sold       $31,470,896	 63,271,505  1,355,954  2,853,388   786,550  904,364
Shares issued in
 reinvestment
 of dividends       8,494,283   1,559,202    972,741        --    563,662   59,319
Total shares
  issued           39,965,179  64,830,707  2,328,695  2,853,388 1,350,212  963,683
Shares redeemed   (36,554,280)(83,341,211)(1,974,597)(1,751,101) (800,078)(832,438)
Net increase
 (decrease)     $   3,410,899	(18,510,504) 	354,098  1,102,287   550,134  131,245

In Shares
Shares sold         2,675,134   3,260,611     62,220    141,259    39,658   52,804
Shares issued in
 reinvestment
 of dividends         693,789      80,463     46,982        --     29,882    3,417
Total shares issued 3,368,923   3,341,074    109,202    141,259    69,540   56,221
Shares redeemed     3,093,601  (4,252,958)    91,237    (89,489)  (40,540) (47,985)
Net increase
 (decrease)           275,322    (911,884)    17,965     51,770    29,000    8,236


Mosaic Equity Trust
Special Tax Information
March 31, 1997
(Unaudited)

Corporate shareholders should note that the percentages of ordinary dividend income resulting from the fiscal year ended March 31, 1997, that qualify for the corporate dividends-received deduction are as follows:

	Mid-Cap Growth Fund	17%
	Investors Fund	      20%
	Equity Income Fund	77%

Pursuant to Section 852 of the Internal Revenue Code, the Mid-Cap
Growth, Investors, and Equity Income Funds designate $4,134,763 and $1,197,322, and $1,008,215, respectively, as capital gain dividends for the fiscal year ended March 31, 1997.

MOSAIC EQUITY TRUST
WORLDWIDE GROWTH FUND

Annual Report
March 31, 1997

Management's Discussion of Fund Performance
May 19, 1997

For the twelve months ended March 31, 1997 covered by this Report, the Mosaic Worldwide Growth Fund (known as GIT Worldwide Growth Portfolio prior to May 12, 1997) achieved a total return of 11.26%. This return was achieved in a varied investment climate, which favored markets in regions such as Eastern Europe and Latin America over those in Asia.

Of the major emerging markets, a stellar performer over the past year has been Brazil, with its stock market climbing 101.75% in the twelve months ended March 31, 1997. The rally in Brazil was driven by the privatization potential of the giant state-owned enterprises, such as Telebras, the national telecommunications company, and Petrobras, the state-owned oil concern. The Worldwide Growth Fund benefited from core positions in these stocks, as well as from its holdings in the Brazilian banking sector.

Eastern European markets have also performed well in the last year. While the fund has not invested in Russia because we believe the risks of that market's underdeveloped transfer agency and accounting regimes are prohibitive, the fund has benefited from its investments in Greece and Poland. The Athens Stock Exchange performed exceptionally well, returning 41% over the year. Limiting gains somewhat, the fund did not have any exposure to the explosive bull market in Russian securities, highlighted by the 299% rally in dollar terms of the Moscow Straits Times Index. However, in addition to our assessment of the infrastructure problems with the Russian market, over the last several years Russia has proved to be one of the riskiest, most volatile markets in the emerging markets universe. In general, our investment strategy has focused on countries further along in their development of market institutions.

Some of the under-performing markets over the twelve months covered by this report have been in Asia. With the exception of the Hong Kong Stock Exchange, the region has seen a broad-based consolidation in share prices. In
Malaysia and Singapore, equity markets at the end of March were down significantly from their highs. The Korea composite index declined 21.85% over the course of the year and the Thai stock market plunged a dramatic 44%.

The Worldwide Growth Fund has over the past year had a relatively low weighting in the Asian Markets. The markets have traditionally had much higher valuations than other markets, due to the region's strong growth prospects and business culture. We note, however, that the recent decline in share prices in the region has brought valuations to a fairly reasonable level. After trailing other regions in the emerging markets universe over the past year, the Asian markets offer reasonable appreciation prospects going forward.

We are encouraged by the performance of the Worldwide Growth Fund. The fund's total return for the year placed it in the 52nd percentile for all emerging markets funds, as measured by Morningstar, Inc. By placing at the median for its peer group, the fund is continuing to effectively deliver to its shareholders broad-based and balanced exposure to the emerging markets universe. We thank you for your continued confidence in the Worldwide Growth Fund.

MOSAIC EQUITY TRUST
WORLDWIDE GROWTH FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
MOSAIC EQUITY TRUST WORLDWIDE GROWTH FUND AND THE
MORGAN STANLEY EUROPEAN AUSTRALIAN FAR EAST INDEX

Depicted herein is a graphic illustration of the performance of the Worldwide Growth Portfolio and the EAFE Index. In tabular format:

         EAFE    Worldwide Growth Fund
4/30/93  10,000  10,000
6/30/93  10,026   9,867
9/30/93  10,652  11,001
12/31/93 10,705  14,892
3/31/94  11,040  12,531
6/30/94  11,564  12,197
9/30/94  11,533  13,955
12/31/94 11,373  11,315
3/31/95  11,537   9,741
6/30/95  11,573  10,764
9/30/95  12,008  11,188
12/31/95 12,444  10,783
3/31/96  12,754  11,385
6/30/96  12,907  11,768
9/30/96  12,839  11,859
12/31/96 12,991  11,782
3/31/97  12,737  12,662

Total return - 11.21 one year
Since inception (April 16, 1993 - March 31, 1997) - 6.12%

Past performance is not predictive of future performance.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders, Worldwide Growth
Fund, Mosaic Equity Trust (formerly known as GIT Equity
Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Worldwide Growth Fund (a separate series of Mosaic Equity
Trust) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Worldwide Growth Portfolio at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


Ernst & Young LLP
(signature)
Washington, DC
May 2, 1997

Worldwide Growth Fund
Portfolio of Investments - March 31, 1997

                                                 Number of
                                  Country        Shares     Value

COMMON STOCKS:  72.1% of Net Assets

BANKING AND FINANCIAL SERVICES: 16.6%
Alpha Credit Bank                 Greece          1,066    $ 78,220
Banco Frances del Rio de la
   Plata S.A., ADR                Argentina       1,725      51,750
Banco Industrial Colombiano, ADR  Columbia        2,200      36,300
Banco Latinoamerciano de
   Exportaciones, S.A.            Panama            500      23,625
*Bangkok Bank Company Ltd.        Thailand        5,800      39,746
Commerce Asset Holdings Berhad    Malaysia        7,000      49,127
*Grupo Financiero Banamex Accival
   S.A. de C.V., Series L         Mexico         11,247      22,860
Housing & Commercial Bank         South Korea     2,250      34,171
Komercni Banka A.S., GDR (144A)   Czech Republic  2,500      78,875
Shinhan Bank                      South Korea     1,150      13,741

BUILDING MATERIALS: 1.6%
Cemex, S.A. de C.V., Series B     Mexico         10,000      40,348

CONTAINERS: 1.2%
Sinocan Holdings Limited          Hong Kong\China80,000      30,197

ELECTRIC UTILITIES: 1.8%
Empresa Nacional Electricidad
   S.A., ADR                      Chile           2,500      47,500

ELECTRONICS: 7.3%
Samsung Electronics Company       South Korea       828      55,385
Sunright Limited                  Singapore      80,000      83,027
Venture Manufacturing Ltd.        Singapore      20,000      48,986

ENGINEERING AND CONSTRUCTION: 0.8%
Inversiones y Representacion
   S.A., Class B                  Argentina       5,576      20,634

FOOD PROCESSING: 5.9%
Zaklady Przemyslu Cukierniczego
   Jutrzenka S.A.                 Poland          4,000      81,963
Tablex S.A. de C.V., Series 2     Mexico         20,000      69,852

HOME APPLIANCES: 2.5%
Arcelik A.S.                      Turkey        419,000      55,731
Singer Thailand Public Company
   Limited                        Thailand        1,800       7,692

HOSPITAL MANAGEMENT AND SERVICES: 1.9%
Athens Medical Center S.A.        Greece          6,000      49,798

INVESTMENT COMPANY: 6.7%
Taiwan Fund, Inc.                 Taiwan          3,500      86,188
*The India Fund Inc.              India           3,000      22,125
*The Morgan Stanley India
   Investment Fund, Inc.          India           1,500      14,625
Turkish Investment Fund           Turkey          8,000      49,000

MANUFACTURING: 1.9%
Alfa, S.A. de C.V.                Mexico          8,914      49,903

MULTI-INDUSTRY: 4.8%
*Desc, S.A. de C.V., ADR          Mexico          2,552   $  66,990
First Pacific Company Ltd.        Hong Kong\China45,593      57,955

OIL AND GAS: 4.3%
Petronas Gas Berhad               Malaysia       14,000      51,668
YPF Sociedad Anonmia, ADR         Argentina       2,200      58,300

REAL ESTATE: 3.4%
O.Y.L. Industries Berhad          Malaysia        8,800      86,960

RUBBER PRODUCTS: 1.3%
Compania Goodyear del Peru        Peru           10,000      33,674

TELECOMMUNICATIONS: 8.7%
CPT Telefonica del Peru S.A.,
   B shares                       Peru           36,112      80,613
ECI Telecommunications Limited
   Designs                        Israel          2,500      46,250
Jasmine International Public
   Company Limited                Thailand       10,000      14,052
*SPT Telekom A.S.                 Czech Republic    500      59,446
Telecom Argentina Stet-France
   Telecom S.A., ADR              Argentina         500      23,000

TEXTILES: 1.7%
P.T. Indorama Synthetics          Indonesia      54,000      42,732

TOTAL COMMON STOCKS (Cost $1,795,016)                     1,863,009


PREFERRED STOCKS:  14.1% of Net Assets

BANKING AND FINANCIAL SERVICES: 2.9%
Uniao de Bancos Brasileiros S.A.  Brazil      2,000,000      75,165

ELECTRONICS: 0.3%
Samsung Electronics Company       South Korea       240       8,264

MULTI-INDUSTRY: 1.2%
Randon Participacoes S.A.         Brazil     50,000,000      29,745

OIL AND GAS: 4.1%
Petroleo Brasileiro S.A.          Brazil        530,000     105,600

STEEL: 0.7%
Compania Siderurgica Paulista,
   Series B                       Brazil         25,000      17,233

TELECOMMUNICATION: 5.0%
Telecomunicacoes Brasileiras,
   S.A., ADR                      Brazil          1,250     127,969

TOTAL PREFERRED STOCKS (Cost $256,736)                      363,976


REPURCHASE AGREEMENT:  13.5% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation
issued 3/31/97 at 6.25%, due 4/1/97, collateralized by
$358,448 in United States Treasury Notes due 7/31/97.
Proceeds at maturity are $348,060.
(Cost $348,000)                                          $  348,000

TOTAL INVESTMENTS (Cost $2,399,752)+                    $ 2,574,985

Notes to the Portfolio of Investments:

*	Non-income producing
+	Aggregate cost for federal income tax purposes is
$2,399,752 at March 31, 1997, and the net unrealized appreciation is $175,233 comprised of gross unrealized appreciation of $481,072 and gross unrealized depreciation of $305,839.
ADR	American Depository Receipt
GDR	Global Depository Receipt
144A	Securities exempt from registration under Rule 144A of
the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997 these securities amounted to $78,875 or 3.1% of net assets.

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Fund
Statement of Assets and Liabilities
March 31, 1997

ASSETS
Investments, at cost                     $2,399,752
Investments, at value (Notes 1 and 2)
Investment securities                     2,226,985
Repurchase agreement                        348,000
Total investments                         2,574,985
Cash                                            629
Receivables
Dividends and interest                        6,537
Other assets                                     34

Total assets                              2,582,185

LIABILITIES
Total liabilities                                --

NET ASSETS (Note 5)                      $2,582,185

CAPITAL SHARES OUTSTANDING                  235,428

NET ASSET VALUE PER SHARE                   $10.968

Worldwide Growth Fund
Statement of Operations
For the Year Ended March 31, 1997

INVESTMENT INCOME (Note 1)
Interest income                          $   15,623
Dividend income (net of foreign taxes
   of $4,816)                                58,150
Total income                                 73,773

EXPENSES (Notes 3 and 4)
Investment advisory fee                      28,352
Transfer agent and administrative expenses   22,676
Securities registration and blue sky expenses 9,873
Auditing fees                                 1,230
Trustees' fees                                3,000
Custodian fees                               18,587
Printing costs                                  848
Fidelity bond                                   313
Legal fees                                      274
Custodian fees paid indirectly                  (99)
Investment advisory fees waived             (14,176)
Total expenses                               70,878

NET INVESTMENT INCOME                         2,895

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments             60,864
Net realized loss on foreign currency
   transactions                              (6,455)
Net unrealized appreciation of investments  225,620
Net unrealized appreciation on foreign
   currency transactions                      3,044

NET GAIN ON INVESTMENTS                     283,073

TOTAL INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                              $285,968

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Fund
Statements of Changes in Net Assets
For the years ended March 31

                                        1997       1996

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

Net investment income                   $ 2,895    $ 14,830
Net realized gain (loss) on investments  60,864    (577,927)
Net realized loss on foreign currency
   transactions                          (6,455)     (3,488)
Net unrealized appreciation of
   investments                          225,620   1,103,450
Net unrealized appreciation (depreciation)
   on foreign currency transactions       3,044      (3,053)

Total increase in net assets resulting
   from operations                      285,968     533,812

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income                        --     (22,834)

CAPITAL SHARE TRANSACTIONS (Note 7)    (819,492)   (714,253)

TOTAL DECREASE IN NET ASSETS           (533,524)   (203,275)

NET ASSETS
Beginning of year                     3,115,709   3,318,984
End of year                          $2,582,185  $3,115,709

Worldwide Growth Fund
Financial Highlights

Selected data for a share outstanding throughout each period:

                          Year ended      Year ended      Year ended      Year ended1
                          March 31, 1997* March 31, 1996  March 31, 1995  March 31, 1994
Net asset value beginning
  of period                    $ 9.862        $8.501       $12.511       $10.000

Net investment income (loss)     0.012         0.044          0.022        (0.035)

Net realized and unrealized
  gains (losses) on securities   1.094         1.387          (2.491)        2.546

Total from investment
  operations                     1.106         1.431          (2.469)        2.511

Distributions from net
  investment income                --         (0.070)         (0.025)          --

Distributions from capital
  gains                            --          --             (1.516)           --

Total distributions                --         (0.070)         (1.541)           --

Net asset value end of
  period                        $10.968        $ 9.862        $8.501        12.511

Total return                    11.21%          16.88%        (22.20)%       26.19%**

Net assets at end of
  period (thousands)             2,582          3,116          3,319         3,526

Ratio of expenses
  to average net assets          2.50%           2.38%         2.05%         1.81%**

Ratio of net income
  to average net assets3         0.10%           0.43%          0.21%        (0.48)%**

Portfolio turnover rate           47%             78%             65%          83%

Average commission
  rate paid                    $0.003#             --             --           --

1 For the period from April 16, 1993 (inception) to March 31, 1994

**Annualized

3 Had the Advisor not waived advisory fees, the Fund's ratios of expenses and net investment loss to average net assets would have been 3.00% and (0.40)%, respectively, for the year ended March 31, 1997; 2.97% and (0.17)%, respectively, for the year ended March 31, 1996; and 3.05% and (0.79)%, respectively, for the year ended March 31, 1995. Had the Advisor not waived the advisory fee and deferred a portion of the operating expenses, the Fund's annualized ratios of expenses and net investment loss to average net assets would have been 4.24% and (2.92)%, respectively, for the period from inception to March 31, 1994. Ratio of expenses to average net assets includes fees paid indirectly for the year ended March 31, 1996 and thereafter.

* Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers
Finance Investment Management Corp. (See Note 3).

# Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Fund
Notes to Financial Statements
March 31, 1997

1.  Summary of Significant Accounting Policies.  Mosaic
Equity Trust (the "Trust"), formerly known as GIT Equity
Trust,  is registered with the Securities and Exchange
Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The
Trust offers shares in four separate funds which invest in differing securities. The Worldwide Growth Fund (the "Fund") invests primarily in foreign equity securities, emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Mid-Cap
Growth, Investors and Equity Income Funds are managed independently from the Worldwide Growth Fund and issue separate semi-annual and annual financial reports to shareholders.

Securities Valuation: Securities traded on a securities exchange are valued at their closing sale price, if available, and if not available, such securities are valued at the mean between their bid and asked prices. Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees.
Securities whose prices are quoted in foreign currency are normally translated into U.S. dollars based on exchange rates at 4 p.m., London, England time. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.
Repurchase agreements are valued at amortized cost, which approximates market value.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	market value of investment securities, assets and
liabilities at the daily rates of exchange, and

(ii)	purchase and sales of investment securities, dividend
and interest income and certain expenses at the rates of
exchange prevailing on the respective dates of such
transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses from foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The Fund may enter into
forward foreign currency contracts in order to hedge against foreign currency risk.  Such contracts have been used solely to establish a rate of exchange for settlement of
transactions.  Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily.  The
change in market value is recorded by the Portfolio as an
unrealized gain or loss.  Realized gains or losses are
recognized when contracts settle.  Although forward foreign
currency contracts limit the risk of loss due to a decline
in the value of the hedged currency, they also limit any
potential gain that might result should the value of the
currency increase.  In addition, the Fund could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

Dividends: Substantially all of the Trust's accumulated net investment income, determined as gross investment income less accrued expenses, if any, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year end. Capital gains distributions, if any, are declared and paid twice annually at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter
M of the Internal Revenue Code applicable to regulated
investment companies, all of the taxable income of each
portfolio is distributed to its shareholders, and therefore
no federal income tax provision is required.  As of  March
31, 1997 the Fund had  available for federal income tax
purposes  unused capital loss  carryovers  of  $539,162
expiring March 31, 2004.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank.
Repurchase agreements may be terminated within seven days.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with
Affiliates.  The Investment Advisor to the Trust, Bankers
Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 1.00% per annum of the average net assets of the Fund; the fees are accrued daily and are paid monthly. The
Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment assets of Bankers Finance Investment Management Corp.
("BFIMC"), the Trust's previous advisor, effective July 31, 1996. For the year ended March 31, 1997, the Advisor and
BFIMC waived $14,176 of such fee from the Fund.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the year ended March 31, 1997, outside trustees fees of $3,000 were paid by the Fund.

Fees are reduced under an expense offset arrangement with the Trust's custodian. The amount of the offset for the year ended March 31, 1997 was $99.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor.
Common expenses incurred by the Trust, Mosaic Tax-Free
Trust, Mosaic Income Trust and Mosaic Government Money
Market Trust ("the Trusts") are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. For the year ended March
31, 1997, expenses of $56,702 have been reimbursed to the Advisor and BFIMC under the services agreement.

5. Net Assets. At March 31, 1997, net assets include the following:


Net paid in capital on shares of beneficial
  interest                                      $2,946,121
Accumulated net realized loss on investments      (539,162)
Net unrealized appreciation of investments and
  foreign currency                                 175,226

  Total net assets                              $2,582,185

The Fund reclassified $2,895 from "accumulated net investment income" and $6,455 from "accumulated losses on foreign currency transactions" to "paid in capital" as a result of permanent book and tax basis differences. These reclassifications had no impact on net asset value.

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the year ended March 31, 1997 were $1,184,053 and $2,001,690, respectively.

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized.
Transactions in capital shares for the years ended March 31 were as follows:

                             1997       1996

In Dollars
Shares sold                  $561,455   $960,967
Shares issued in
 reinvestment of dividends     --         18,767
Total shares issued           561,455    979,734
Shares redeemed            (1,380,947)(1,693,987)
Net decrease               $ (819,492) $(714,253)

In Shares
Shares sold                    52,876    100,911
Shares issued in reinvestment
   of dividends                   --       2,009
Total shares issued            52,876    102,920
Shares redeemed              (133,392)  (177,403)
Net decrease                  (80,516)   (74,483)

Telephone Numbers
Shareholder Service
Washington, DC area: 703 528-6500
Toll-free nationwide: 1 888 670-3600
Mosaic Tiles (24 hours automated information)
Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds
Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Equity Income/Balanced Fund
Mosaic Mid-Cap Growth Fund
Mosaic Worldwide Growth Fund

Mosaic Income Trust
Mosaic High Yield Fund
Mosaic Government Fund

Mosaic Tax-Free Trust
Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Maryland Fund
Mosaic Tax-Free Missouri Fund
Mosaic Tax-Free Virginia Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

1655 Ft. Myer Drive, 10th floor
Arlington, Virginia  22209-3108
http://www.mosaicfunds.com




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